Consolidated shareholders' equity - Summary of stock subscription option plans (Details) - Stock option plan	6 Months Ended
Jun. 30, 2026 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, outstanding (in shares) | shares	639,194
Number of options, exercisable (in shares) | shares	639,194
From €60.00 to €70.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, outstanding (in shares) | shares	168,784
Weighted average residual life (years)	1 year 10 months 2 days
Weighted average exercise price per share, outstanding (in euros per share)	€ 65.84
Number of options, exercisable (in shares) | shares	168,784
Weighted average exercise price per share, exercisable (in euros per share)	€ 65.84
From €70.00 to €80.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, outstanding (in shares) | shares	213,400
Weighted average residual life (years)	2 years 10 months 2 days
Weighted average exercise price per share, outstanding (in euros per share)	€ 76.71
Number of options, exercisable (in shares) | shares	213,400
Weighted average exercise price per share, exercisable (in euros per share)	€ 76.71
From €80.00 to €90.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, outstanding (in shares) | shares	257,010
Weighted average residual life (years)	10 months 9 days
Weighted average exercise price per share, outstanding (in euros per share)	€ 88.97
Number of options, exercisable (in shares) | shares	257,010
Weighted average exercise price per share, exercisable (in euros per share)	€ 88.97
Bottom of range | From €60.00 to €70.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	60.00
Bottom of range | From €70.00 to €80.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	70.00
Bottom of range | From €80.00 to €90.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	80.00
Top of range | From €60.00 to €70.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	70.00
Top of range | From €70.00 to €80.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	80.00
Top of range | From €80.00 to €90.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	€ 90.00